INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and components	$ 59,585	$ 50,197
Work in progress	15,478	17,382
Finished goods	486	961
Total inventory	$ 75,549	$ 68,540